Note 14 - Financial assets at amortised cost- Securitized Loans (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Loans And Receivables Abstract
Securitized Mortgage Assets	€ 23,953,000,000	€ 26,169,000,000	€ 26,556,000,000
Other Securitized Assets	6,144,000,000	4,249,000,000	3,221,000,000
Total Securitized Assets Loans	€ 30,098,000,000	€ 30,418,000,000	€ 29,777,000,000